Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Beginning Balance	$ 9,531	$ 6,160	$ 4,905
Previously recorded tax reserves not included in disclosure	6,236
Additions for tax positions in current and prior year acquisitions	1,852	189	2,070
Additions for tax positions taken during current year	2,922	5,814	263
Reductions for tax positions taken during prior years	(208)	(26)
Reductions for tax positions in current and prior year acquisitions		(1,922)
Expiration of statutes of limitations or closure of tax audits	(1,328)	(684)	(1,078)
Ending Balance	$ 19,005	$ 9,531	$ 6,160